Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MainGate Trust
Entity Central Index Key	0001505064
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class A
Trading Symbol	AMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.70%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (A) returned -5.07% for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (A) underperformed its primary benchmark, the S&P 500 TR Index, by 2,007 basis points for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (A) underperformed its secondary benchmark, the Alerian MLP Total Return Index, by 862 basis points for the 12 months ended November 30, 2025.
• Key factors that materially affected performance during the period included increased market appreciation for the role midstream assets play in liquefied natural gas (LNG) exports, as well as power demand growth due to data centers and onshoring of industrial capacity, offset by continued market digestion of shifting interest, inflation, and recession expectations, as well as the course of the Chinese economy, geopolitics, AI power demand, and macro oil policy.
• We focused on companies that have communicated capital allocation priorities clearly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-5.07	26.39	7.39
Class A (with sales charge)	-10.53	24.89	6.76
S&P 500 TR	15.00	15.28	14.63
Alerian MLP Total Return Index	3.55	27.00	8.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Net Assets	$ 764,931,435
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 10,282,693
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$764,931,435
Number of Holdings	16
Net Advisory Fee	$10,282,693
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of  November 30, 2025)

Top 10 Issuers	(%)
MPLX, L.P.	14.9%
Targa Resources Corp.	13.1%
Energy Transfer, L.P.	12.6%
Western Midstream Partners, L.P.	10.3%
Plains GP Holdings, L.P.	9.3%
ONEOK, Inc.	8.7%
Williams Companies, Inc.	8.0%
Enterprise Products Partners, L.P.	7.6%
Cheniere Energy, Inc.	6.8%
Genesis Energy, L.P.	2.5%
Industry Breakdown (%)

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature
Class C
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class C
Trading Symbol	MLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.45%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (C) returned -5.75% for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (C) underperformed its primary benchmark, the S&P 500 TR Index, by 2,075 basis points for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (C) underperformed its secondary benchmark, the Alerian MLP Total Return Index, by 930 basis points for the 12 months ended November 30, 2025.
• Key factors that materially affected performance during the period included increased market appreciation for the role midstream assets play in liquefied natural gas (LNG) exports, as well as power demand growth due to data centers and onshoring of industrial capacity, offset by continued market digestion of shifting interest, inflation, and recession expectations, as well as the course of the Chinese economy, geopolitics, AI power demand, and macro oil policy.
• We focused on companies that have communicated capital allocation priorities clearly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	-5.75	25.36	6.58
Class C (with sales charge)	-6.64	25.36	6.58
S&P 500 TR	15.00	15.28	14.63
Alerian MLP Total Return Index	3.55	27.00	8.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Net Assets	$ 764,931,435
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 10,282,693
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$764,931,435
Number of Holdings	16
Net Advisory Fee	$10,282,693
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of  November 30, 2025)

Top 10 Issuers	(%)
MPLX, L.P.	14.9%
Targa Resources Corp.	13.1%
Energy Transfer, L.P.	12.6%
Western Midstream Partners, L.P.	10.3%
Plains GP Holdings, L.P.	9.3%
ONEOK, Inc.	8.7%
Williams Companies, Inc.	8.0%
Enterprise Products Partners, L.P.	7.6%
Cheniere Energy, Inc.	6.8%
Genesis Energy, L.P.	2.5%
Industry Breakdown (%)

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature
Class I
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class I
Trading Symbol	IMLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.maingatefunds.com/individual_investors/fund_literature. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://www.maingatefunds.com/individual_investors/fund_literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$142	1.45%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?
• The MainGate MLP Fund (I) returned -4.78% for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (I) underperformed its primary benchmark, the S&P 500 TR Index, by 1,978 basis points for the 12 months ended November 30, 2025.
• The MainGate MLP Fund (I) underperformed its secondary benchmark, the Alerian MLP Total Return Index, by 833 basis points for the 12 months ended November 30, 2025.
• Key factors that materially affected performance during the period included increased market appreciation for the role midstream assets play in liquefied natural gas (LNG) exports, as well as power demand growth due to data centers and onshoring of industrial capacity, offset by continued market digestion of shifting interest, inflation, and recession expectations, as well as the course of the Chinese economy, geopolitics, AI power demand, and macro oil policy.
• We focused on companies that have communicated capital allocation priorities clearly.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	-4.78	26.69	7.65
S&P 500 TR	15.00	15.28	14.63
Alerian MLP Total Return Index	3.55	27.00	8.63

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.maingatefunds.com/individual_investors/fund_literature for more recent performance information.
Net Assets	$ 764,931,435
Holdings Count | $ / shares	16
Advisory Fees Paid, Amount	$ 10,282,693
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$764,931,435
Number of Holdings	16
Net Advisory Fee	$10,282,693
Portfolio Turnover	25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of total investments as of  November 30, 2025)

Top 10 Issuers	(%)
MPLX, L.P.	14.9%
Targa Resources Corp.	13.1%
Energy Transfer, L.P.	12.6%
Western Midstream Partners, L.P.	10.3%
Plains GP Holdings, L.P.	9.3%
ONEOK, Inc.	8.7%
Williams Companies, Inc.	8.0%
Enterprise Products Partners, L.P.	7.6%
Cheniere Energy, Inc.	6.8%
Genesis Energy, L.P.	2.5%
Industry Breakdown (%)

Updated Prospectus Web Address	https://www.maingatefunds.com/individual_investors/fund_literature